COMMITMENTS AND CONTINGENCIES (Q1) (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
General and Administrative Expense [Member]
Lease, Cost [Abstract]
Rent expense	$ 188,000	$ 145,000	$ 629,000	$ 389,000
Maximum [Member]
Lease, Cost [Abstract]
Operating lease payments on monthly basis	2,900		11,000
Minimum [Member]
Lease, Cost [Abstract]
Operating lease payments on monthly basis	$ 11,000		$ 2,900